VANECK LOW CARBON ENERGY ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 98.5%
Austria : 0.5%
Verbund AG 9,077 $ 661,640
Underline
Brazil : 3.8%
Centrais Eletricas Brasileiras
SA (ADR) † 347,248 3,444,700
Cia Energetica de Minas
Gerais (ADR) 411,673 868,630
Cia Paranaense de Energia -
Copel (ADR) † 64,799 635,030
4,948,360
Canada : 2.8%
Boralex, Inc. † 24,510 478,609
Brookfield Renewable Corp.
(USD) † 35,373 1,217,538
Northland Power, Inc. † 66,779 1,118,263
TransAlta Corp. (USD) † 58,234 796,059
3,610,469
Chile : 0.4%
Enel Americas SA 5,418,963 546,661
Underline
China : 19.7%
BYD Co. Ltd. (HKD) 523,098 7,395,295
China Everbright
Environment Group Ltd.
(HKD) 879,000 501,658
China Longyuan Power
Group Corp. Ltd. (HKD) † 596,000 635,996
Contemporary Amperex
Technology Co. Ltd. (HKD) † 31,900 2,348,788
GCL Technology Holdings
Ltd. (HKD) * † 6,314,000 1,063,251
Li Auto, Inc. (ADR) * † 142,766 3,617,690
NIO, Inc. (ADR) * 521,951 3,977,267
Xinyi Solar Holdings Ltd.
(HKD) † 1,706,000 752,980
XPeng, Inc. (ADR) * 179,234 4,197,660
Zhejiang Leapmotor
Technology Co. Ltd. (HKD)
144A * 101,600 866,972
25,357,557
Denmark : 4.9%
Orsted AS 144A * 31,591 549,966
ROCKWOOL A/S 24,558 916,313
Vestas Wind Systems A/S 252,220 4,802,001
6,268,280
Germany : 0.7%
Nordex SE * 35,167 904,007
Underline
Ireland : 2.4%
Kingspan Group PLC 36,794 3,078,869
Underline
Italy : 6.5%
Enel SpA 837,952 7,947,305
ERG SpA † 15,608 385,698
8,333,003
Japan : 0.7%
Horiba Ltd. 10,984 929,623
Underline
Number
of Shares Value
New Zealand : 2.4%
Contact Energy Ltd. 221,194 $ 1,168,879
Mercury NZ Ltd. 189,518 735,375
Meridian Energy Ltd. 359,643 1,163,165
3,067,419
Portugal : 0.9%
EDP Renovaveis SA * 85,534 1,131,379
Underline
South Korea : 4.5%
Ecopro BM Co. Ltd. * 13,723 1,107,425
Hanwha Solutions Corp. 27,978 570,684
LG Energy Solution Ltd. * 7,880 1,955,313
Samsung SDI Co. Ltd. 15,152 2,217,770
5,851,192
Spain : 7.7%
Acciona SA † 6,773 1,362,057
Iberdrola SA 448,509 8,496,842
9,858,899
Sweden : 1.4%
Nibe Industrier AB † 460,308 1,821,150
Underline
Switzerland : 0.4%
Landis+Gyr Group AG † 6,409 520,657
Underline
Taiwan : 0.4%
Simplo Technology Co. Ltd. 44,000 535,377
Underline
United Kingdom : 1.5%
Drax Group PLC 84,732 799,916
Johnson Matthey PLC 39,143 1,061,555
1,861,471
United States : 36.9%
Bloom Energy Corp. * † 40,056 3,387,536
EnerSys 7,886 890,803
Enphase Energy, Inc. * 25,317 895,969
First Solar, Inc. * † 21,368 4,712,285
HA Sustainable
Infrastructure Capital, Inc. † 19,890 610,623
Installed Building Products,
Inc. 4,831 1,191,614
Lucid Group, Inc. * † 36,213 861,507
NextEra Energy, Inc. 133,105 10,048,096
NEXTracker, Inc. * 28,210 2,087,258
Ormat Technologies, Inc. 12,951 1,246,534
Owens Corning 17,836 2,523,081
QuantumScape Corp. * 117,400 1,446,368
Rivian Automotive, Inc. * † 224,018 3,288,584
Sunrun, Inc. * † 31,727 548,560
Tesla, Inc. * 27,188 12,091,047
TopBuild Corp. * † 4,343 1,697,505
47,527,370
Total Common Stocks
(Cost: $134,997,798) 126,813,383
RIGHTS : 0.5%
Denmark : 0.5%
Orsted AS,
0.00* 687,225 684,759

VANECK LOW CARBON ENERGY ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Denmark (continued)
Total Investments Before Collateral for
Securities Loaned: 99.0%
(Cost: $137,945,217) $ 127,498,142
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
3.2%
Money Market Fund: 3.2%
(Cost: $4,152,343)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 4.18%(a) 4,152,343 4,152,343
Total Investments: 102.2%
(Cost: $142,097,560) 131,650,485
Liabilities in excess of other assets: (2.2)% (2,867,649)
NET ASSETS: 100.0% $ 128,782,836
Definitions:
ADR American Depositary Receipt
HKD Hong Kong Dollar
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $26,701,972.
* Non-income producing
(a) Rate shown is the 1-day yield as of 09/30/25.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $1,416,938, or 1.1% of net assets.